Summary of Significant Accounting Policies - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value
Impairment of equity method investments	¥ 4,559	¥ 0	¥ 0
Impairment losses related to equity investments without readily determinable fair values	¥ 21,769	0	¥ 0
Foreign exchange forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current
Significant other observable inputs (Level 2) | DCN/DCD and interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 835,896	69,160
Significant other observable inputs (Level 2) | Wealth management products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	4,077,716	0
Long-term investments	1,653,276	0
Significant other observable inputs (Level 2) | Foreign exchange option contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities recorded within other current liabilities	31,155	0
Significant other observable inputs (Level 2) | Foreign exchange forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets recorded within prepayments and other current assets		242
Derivative liabilities recorded within other current liabilities	¥ 1,754	¥ 0